Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Index-net (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	21.09%	12.15%	12.17%
Linked Benchmark (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.03%	15.21%	8.53%
Custom Linked Benchmark (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	24.94%	18.03%	9.85%
A
Prospectus [Line Items]
Average Annual Return, Percent	11.73%	18.31%	8.20%
A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.62%	17.08%	7.48%
A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.97%	14.41%	6.40%
C
Prospectus [Line Items]
Average Annual Return, Percent	15.13%	18.62%	8.00%
I
Prospectus [Line Items]
Average Annual Return, Percent	17.38%	19.80%	9.08%
R
Prospectus [Line Items]
Average Annual Return, Percent	16.76%	19.25%	8.52%
Z
Prospectus [Line Items]
Average Annual Return, Percent	17.36%	19.82%	9.09%